Equipment, Furniture And Leasehold Improvements	12 Months Ended
Dec. 31, 2016
Equipment, Furniture And Leasehold Improvements [Abstract]
Equipment, Furniture And Leasehold Improvements

Note 6 – Equipment, Furniture and Leasehold Improvements

Equipment, furniture and leasehold improvements consist of the following (in thousands):

	December 31,
	2016	2015
Computer hardware and software	$1,471	$1,440
Lab and factory equipment	16,369	15,868
Furniture, fixtures and office equipment	344	344
Assets under capital leases	66	66
Construction in progress	1,180	277
Leasehold improvements	473	473
Total equipment, furniture and leasehold improvements	19,903	18,468
Less: accumulated depreciation	(10,923)	(9,337)
Equipment, furniture and leasehold improvements, net	$8,980	$9,131

Depreciation expense was $1.6 million and $1.5 million for the years ended December 31, 2016 and 2015, respectively.  Assets under capital leases are fully amortized.